Social Security and Other Taxes	12 Months Ended
Dec. 31, 2018
Social Security and Other Taxes
Social Security and Other Taxes

9. Social Security and Other Taxes

	December 31,	December 31,
	2018	2017
	(€ in thousands)
Value added tax	311	396
Wage tax	932	—
	1,243	396

All receivables are considered short-term and due within one year.